Share capital (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	March 31, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
123,536,279 (2022: 122,963,545) Ordinary shares of £0.0005 each	61,768	61,482
	61,768	61,482

	December 31, 2022	Exercise of share-based payment awards	March 31, 2023
Ordinary shares	122,963,545	572,734	123,536,279
	122,963,545	572,734	123,536,279